Exhibit 99.2

July 27, 2021

Amherst Long Term Owner Holdings, LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2021-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Long Term Owner Holdings, LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 587 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, Inc.

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1999850	APPARENT NON-HOA PROPERTY
2092782	APPARENT NON-HOA PROPERTY
2488159	APPARENT NON-HOA PROPERTY
1949897	APPARENT NON-HOA PROPERTY
2553398	APPARENT NON-HOA PROPERTY
2488162	APPARENT NON-HOA PROPERTY
1999838	APPARENT NON-HOA PROPERTY
1882805	APPARENT NON-HOA PROPERTY
1824385	APPARENT NON-HOA PROPERTY
4927215	APPARENT NON-HOA PROPERTY
514017	APPARENT NON-HOA PROPERTY
478504	APPARENT NON-HOA PROPERTY
1878230	APPARENT NON-HOA PROPERTY
2092770	APPARENT NON-HOA PROPERTY
2171458	APPARENT NON-HOA PROPERTY
1999858	APPARENT NON-HOA PROPERTY
1693998	APPARENT NON-HOA PROPERTY
1950149	APPARENT NON-HOA PROPERTY
1950151	APPARENT NON-HOA PROPERTY
2092811	APPARENT NON-HOA PROPERTY
2092750	APPARENT NON-HOA PROPERTY
2266166	APPARENT NON-HOA PROPERTY
2170496	APPARENT NON-HOA PROPERTY
2092755	APPARENT NON-HOA PROPERTY
2092780	APPARENT NON-HOA PROPERTY
2506997	APPARENT NON-HOA PROPERTY
2170495	APPARENT NON-HOA PROPERTY
2164389	APPARENT NON-HOA PROPERTY
1495645	APPARENT NON-HOA PROPERTY
2534859	APPARENT NON-HOA PROPERTY
2385233	APPARENT NON-HOA PROPERTY
2002911	APPARENT NON-HOA PROPERTY
1774858	APPARENT NON-HOA PROPERTY
2171464	APPARENT NON-HOA PROPERTY
2550648	APPARENT NON-HOA PROPERTY
7469965	APPARENT NON-HOA PROPERTY
1872471	APPARENT NON-HOA PROPERTY
2396701	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1677135	APPARENT NON-HOA PROPERTY
1677306	APPARENT NON-HOA PROPERTY
1677178	APPARENT NON-HOA PROPERTY
1677230	APPARENT NON-HOA PROPERTY
1677150	APPARENT NON-HOA PROPERTY
1677204	APPARENT NON-HOA PROPERTY
1677224	APPARENT NON-HOA PROPERTY
1677189	APPARENT NON-HOA PROPERTY
1677131	APPARENT NON-HOA PROPERTY
1677278	APPARENT NON-HOA PROPERTY
1677260	APPARENT NON-HOA PROPERTY
1677298	APPARENT NON-HOA PROPERTY
1677170	APPARENT NON-HOA PROPERTY
1677126	APPARENT NON-HOA PROPERTY
1677246	APPARENT NON-HOA PROPERTY
1677176	APPARENT NON-HOA PROPERTY
1677137	APPARENT NON-HOA PROPERTY
1677271	APPARENT NON-HOA PROPERTY
1677138	APPARENT NON-HOA PROPERTY
1677287	APPARENT NON-HOA PROPERTY
1677212	APPARENT NON-HOA PROPERTY
1677128	APPARENT NON-HOA PROPERTY
1677296	APPARENT NON-HOA PROPERTY
1677221	APPARENT NON-HOA PROPERTY
1677261	APPARENT NON-HOA PROPERTY
1677193	APPARENT NON-HOA PROPERTY
2149759	APPARENT NON-HOA PROPERTY
1105162	APPARENT NON-HOA PROPERTY
1451511	APPARENT NON-HOA PROPERTY
788862	APPARENT NON-HOA PROPERTY
738890	APPARENT NON-HOA PROPERTY
2439166	APPARENT NON-HOA PROPERTY
1206663	APPARENT NON-HOA PROPERTY
2494047	APPARENT NON-HOA PROPERTY
1671343	APPARENT NON-HOA PROPERTY
1799681	APPARENT NON-HOA PROPERTY
1105161	APPARENT NON-HOA PROPERTY
1999044	APPARENT NON-HOA PROPERTY
1815704	APPARENT NON-HOA PROPERTY
2000342	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1647984	APPARENT NON-HOA PROPERTY
1495170	APPARENT NON-HOA PROPERTY
2380228	APPARENT NON-HOA PROPERTY
1506757	APPARENT NON-HOA PROPERTY
2149141	APPARENT NON-HOA PROPERTY
937539	APPARENT NON-HOA PROPERTY
1676835	APPARENT NON-HOA PROPERTY
2537201	APPARENT NON-HOA PROPERTY
1647979	APPARENT NON-HOA PROPERTY
7688160	APPARENT NON-HOA PROPERTY
1676879	APPARENT NON-HOA PROPERTY
1676871	APPARENT NON-HOA PROPERTY
1676870	APPARENT NON-HOA PROPERTY
1830502	APPARENT NON-HOA PROPERTY
1153235	APPARENT NON-HOA PROPERTY
1575227	APPARENT NON-HOA PROPERTY
6327906	APPARENT NON-HOA PROPERTY
2483706	APPARENT NON-HOA PROPERTY
1446557	APPARENT NON-HOA PROPERTY
2458251	APPARENT NON-HOA PROPERTY
6328103	APPARENT NON-HOA PROPERTY
1816223	APPARENT NON-HOA PROPERTY
1847120	APPARENT NON-HOA PROPERTY
2528335	APPARENT NON-HOA PROPERTY
2170782	APPARENT NON-HOA PROPERTY
2184325	APPARENT NON-HOA PROPERTY
1676758	APPARENT NON-HOA PROPERTY
2155853	APPARENT NON-HOA PROPERTY
1504814	APPARENT NON-HOA PROPERTY
2566773	APPARENT NON-HOA PROPERTY
2552946	APPARENT NON-HOA PROPERTY
6738242	APPARENT NON-HOA PROPERTY
6636721	APPARENT NON-HOA PROPERTY
2600356	APPARENT NON-HOA PROPERTY
797594	APPARENT NON-HOA PROPERTY
2180986	APPARENT NON-HOA PROPERTY
1932775	APPARENT NON-HOA PROPERTY
6745009	APPARENT NON-HOA PROPERTY
1652229	APPARENT NON-HOA PROPERTY
6309716	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
6765690	APPARENT NON-HOA PROPERTY
6713239	APPARENT NON-HOA PROPERTY
1676997	APPARENT NON-HOA PROPERTY
1502255	APPARENT NON-HOA PROPERTY
2493954	APPARENT NON-HOA PROPERTY
1543116	APPARENT NON-HOA PROPERTY
1973610	APPARENT NON-HOA PROPERTY
3038775	APPARENT NON-HOA PROPERTY
822583	APPARENT NON-HOA PROPERTY
604651	APPARENT NON-HOA PROPERTY
7467648	APPARENT NON-HOA PROPERTY
7538265	APPARENT NON-HOA PROPERTY
6767634	APPARENT NON-HOA PROPERTY
1515794	APPARENT NON-HOA PROPERTY
6743554	APPARENT NON-HOA PROPERTY
2945205	APPARENT NON-HOA PROPERTY
1830366	APPARENT NON-HOA PROPERTY
1830374	APPARENT NON-HOA PROPERTY
1830406	APPARENT NON-HOA PROPERTY
1830447	APPARENT NON-HOA PROPERTY
1830515	APPARENT NON-HOA PROPERTY
1426725	APPARENT NON-HOA PROPERTY
1676952	APPARENT NON-HOA PROPERTY
1676945	APPARENT NON-HOA PROPERTY
1225185	APPARENT NON-HOA PROPERTY
6079718	APPARENT NON-HOA PROPERTY
1799364	APPARENT NON-HOA PROPERTY
1525021	APPARENT NON-HOA PROPERTY
6038624	APPARENT NON-HOA PROPERTY
6309545	APPARENT NON-HOA PROPERTY
1454110	APPARENT NON-HOA PROPERTY
3247188	APPARENT NON-HOA PROPERTY
2441158	APPARENT NON-HOA PROPERTY
1470145	APPARENT NON-HOA PROPERTY
1676974	APPARENT NON-HOA PROPERTY
2945526	APPARENT NON-HOA PROPERTY
1685936	APPARENT NON-HOA PROPERTY
6114758	APPARENT NON-HOA PROPERTY
2564573	APPARENT NON-HOA PROPERTY
1466326	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1466350	APPARENT NON-HOA PROPERTY
1466368	APPARENT NON-HOA PROPERTY
1466452	APPARENT NON-HOA PROPERTY
1674852	APPARENT NON-HOA PROPERTY
1677028	APPARENT NON-HOA PROPERTY
6181511	APPARENT NON-HOA PROPERTY
5899473	APPARENT NON-HOA PROPERTY
6699214	APPARENT NON-HOA PROPERTY
1677030	APPARENT NON-HOA PROPERTY
1677068	APPARENT NON-HOA PROPERTY
6078909	APPARENT NON-HOA PROPERTY
1677074	APPARENT NON-HOA PROPERTY
6139994	APPARENT NON-HOA PROPERTY
6741601	APPARENT NON-HOA PROPERTY
1504350	APPARENT NON-HOA PROPERTY
6738236	APPARENT NON-HOA PROPERTY
2048886	APPARENT NON-HOA PROPERTY
1676796	APPARENT NON-HOA PROPERTY
6738293	APPARENT NON-HOA PROPERTY
1871895	APPARENT NON-HOA PROPERTY
6651089	APPARENT NON-HOA PROPERTY
6786381	APPARENT NON-HOA PROPERTY
6674922	APPARENT NON-HOA PROPERTY
6915329	APPARENT NON-HOA PROPERTY
2594663	APPARENT NON-HOA PROPERTY
2442796	APPARENT NON-HOA PROPERTY
618780	APPARENT NON-HOA PROPERTY
2062956	APPARENT NON-HOA PROPERTY
1754877	APPARENT NON-HOA PROPERTY
1830876	APPARENT NON-HOA PROPERTY
2323194	APPARENT NON-HOA PROPERTY
5294834	APPARENT NON-HOA PROPERTY
1906418	APPARENT NON-HOA PROPERTY
1830959	APPARENT NON-HOA PROPERTY
2065938	APPARENT NON-HOA PROPERTY
1868244	APPARENT NON-HOA PROPERTY
2442793	APPARENT NON-HOA PROPERTY
2323204	APPARENT NON-HOA PROPERTY
1538042	APPARENT NON-HOA PROPERTY
7163616	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1830903	APPARENT NON-HOA PROPERTY
1830727	APPARENT NON-HOA PROPERTY
1830611	APPARENT NON-HOA PROPERTY
1830789	APPARENT NON-HOA PROPERTY
1830723	APPARENT NON-HOA PROPERTY
1830659	APPARENT NON-HOA PROPERTY
1808072	APPARENT NON-HOA PROPERTY
2289585	APPARENT NON-HOA PROPERTY
1538015	APPARENT NON-HOA PROPERTY
1830944	APPARENT NON-HOA PROPERTY
1963525	APPARENT NON-HOA PROPERTY
1808111	APPARENT NON-HOA PROPERTY
1830625	APPARENT NON-HOA PROPERTY
1830596	APPARENT NON-HOA PROPERTY
1830875	APPARENT NON-HOA PROPERTY
2129117	APPARENT NON-HOA PROPERTY
2295519	APPARENT NON-HOA PROPERTY
1830675	APPARENT NON-HOA PROPERTY
1830558	APPARENT NON-HOA PROPERTY
2442854	APPARENT NON-HOA PROPERTY
6976430	APPARENT NON-HOA PROPERTY
5735932	APPARENT NON-HOA PROPERTY
1703638	APPARENT NON-HOA PROPERTY
2580226	APPARENT NON-HOA PROPERTY
2460300	APPARENT NON-HOA PROPERTY
1830673	APPARENT NON-HOA PROPERTY
1868183	APPARENT NON-HOA PROPERTY
1675887	APPARENT NON-HOA PROPERTY
1830811	APPARENT NON-HOA PROPERTY
1830762	APPARENT NON-HOA PROPERTY
2323575	APPARENT NON-HOA PROPERTY
2129257	APPARENT NON-HOA PROPERTY
2495059	APPARENT NON-HOA PROPERTY
1853706	APPARENT NON-HOA PROPERTY
539921	APPARENT NON-HOA PROPERTY
1830552	APPARENT NON-HOA PROPERTY
1830865	APPARENT NON-HOA PROPERTY
1830645	APPARENT NON-HOA PROPERTY
2045563	APPARENT NON-HOA PROPERTY
1830657	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1830886	APPARENT NON-HOA PROPERTY
1515109	APPARENT NON-HOA PROPERTY
1703426	APPARENT NON-HOA PROPERTY
1830832	APPARENT NON-HOA PROPERTY
1703635	APPARENT NON-HOA PROPERTY
1676009	APPARENT NON-HOA PROPERTY
1073215	APPARENT NON-HOA PROPERTY
2366069	APPARENT NON-HOA PROPERTY
1577761	APPARENT NON-HOA PROPERTY
1659481	APPARENT NON-HOA PROPERTY
1955713	APPARENT NON-HOA PROPERTY
1906393	APPARENT NON-HOA PROPERTY
2066171	APPARENT NON-HOA PROPERTY
1830806	APPARENT NON-HOA PROPERTY
2129397	APPARENT NON-HOA PROPERTY
1990635	APPARENT NON-HOA PROPERTY
1656625	APPARENT NON-HOA PROPERTY
7153292	APPARENT NON-HOA PROPERTY
2432264	APPARENT NON-HOA PROPERTY
3038830	APPARENT NON-HOA PROPERTY
1674656	APPARENT NON-HOA PROPERTY
7209186	APPARENT NON-HOA PROPERTY
1480595	APPARENT NON-HOA PROPERTY
1963740	APPARENT NON-HOA PROPERTY
7178461	APPARENT NON-HOA PROPERTY
1658490	APPARENT NON-HOA PROPERTY
1252759	APPARENT NON-HOA PROPERTY
6962243	APPARENT NON-HOA PROPERTY
1538551	APPARENT NON-HOA PROPERTY
1394270	APPARENT NON-HOA PROPERTY
1675908	APPARENT NON-HOA PROPERTY
1675861	APPARENT NON-HOA PROPERTY
7189470	APPARENT NON-HOA PROPERTY
2635707	APPARENT NON-HOA PROPERTY
6716125	APPARENT NON-HOA PROPERTY
2552349	APPARENT NON-HOA PROPERTY
1994512	APPARENT NON-HOA PROPERTY
1840346	APPARENT NON-HOA PROPERTY
1840348	APPARENT NON-HOA PROPERTY
1840332	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1840347	APPARENT NON-HOA PROPERTY
1840354	APPARENT NON-HOA PROPERTY
1840336	APPARENT NON-HOA PROPERTY
1840356	APPARENT NON-HOA PROPERTY
1884797	APPARENT NON-HOA PROPERTY
1830602	APPARENT NON-HOA PROPERTY
1676023	APPARENT NON-HOA PROPERTY
1675779	APPARENT NON-HOA PROPERTY
1675766	APPARENT NON-HOA PROPERTY
1675939	APPARENT NON-HOA PROPERTY
1951958	APPARENT NON-HOA PROPERTY
2577121	APPARENT NON-HOA PROPERTY
2389668	APPARENT NON-HOA PROPERTY
1780445	APPARENT NON-HOA PROPERTY
2311267	APPARENT NON-HOA PROPERTY
1840397	APPARENT NON-HOA PROPERTY
1508867	APPARENT NON-HOA PROPERTY
1654467	APPARENT NON-HOA PROPERTY
1566096	APPARENT NON-HOA PROPERTY
1878201	APPARENT NON-HOA PROPERTY
1573381	APPARENT NON-HOA PROPERTY
1876653	APPARENT NON-HOA PROPERTY
1764056	APPARENT NON-HOA PROPERTY
1783280	APPARENT NON-HOA PROPERTY
2434497	APPARENT NON-HOA PROPERTY
1829662	APPARENT NON-HOA PROPERTY
1690371	APPARENT NON-HOA PROPERTY
2149190	APPARENT NON-HOA PROPERTY
1510058	APPARENT NON-HOA PROPERTY
1453207	APPARENT NON-HOA PROPERTY
1453205	APPARENT NON-HOA PROPERTY
1453204	APPARENT NON-HOA PROPERTY
1453201	APPARENT NON-HOA PROPERTY
1453200	APPARENT NON-HOA PROPERTY
1453199	APPARENT NON-HOA PROPERTY
1453198	APPARENT NON-HOA PROPERTY
1453196	APPARENT NON-HOA PROPERTY
1453193	APPARENT NON-HOA PROPERTY
1453192	APPARENT NON-HOA PROPERTY
813640	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
813638	APPARENT NON-HOA PROPERTY
813637	APPARENT NON-HOA PROPERTY
1453191	APPARENT NON-HOA PROPERTY
1453189	APPARENT NON-HOA PROPERTY
1453187	APPARENT NON-HOA PROPERTY
1453184	APPARENT NON-HOA PROPERTY
1453183	APPARENT NON-HOA PROPERTY
1453180	APPARENT NON-HOA PROPERTY
1453178	APPARENT NON-HOA PROPERTY
1453177	APPARENT NON-HOA PROPERTY
1453176	APPARENT NON-HOA PROPERTY
1453174	APPARENT NON-HOA PROPERTY
1453173	APPARENT NON-HOA PROPERTY
1453172	APPARENT NON-HOA PROPERTY
1453171	APPARENT NON-HOA PROPERTY
1453169	APPARENT NON-HOA PROPERTY
1453167	APPARENT NON-HOA PROPERTY
1453165	APPARENT NON-HOA PROPERTY
1453164	APPARENT NON-HOA PROPERTY
1453163	APPARENT NON-HOA PROPERTY
1453162	APPARENT NON-HOA PROPERTY
1240817	APPARENT NON-HOA PROPERTY
1240818	APPARENT NON-HOA PROPERTY
1240816	APPARENT NON-HOA PROPERTY
1240819	APPARENT NON-HOA PROPERTY
1240820	APPARENT NON-HOA PROPERTY
1311263	APPARENT NON-HOA PROPERTY
1240821	APPARENT NON-HOA PROPERTY
1156338	APPARENT NON-HOA PROPERTY
1398518	APPARENT NON-HOA PROPERTY
1156337	APPARENT NON-HOA PROPERTY
1156336	APPARENT NON-HOA PROPERTY
1398520	APPARENT NON-HOA PROPERTY
1156335	APPARENT NON-HOA PROPERTY
1156334	APPARENT NON-HOA PROPERTY
1205216	APPARENT NON-HOA PROPERTY
1109404	APPARENT NON-HOA PROPERTY
1109393	APPARENT NON-HOA PROPERTY
1109403	APPARENT NON-HOA PROPERTY
1109394	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1109402	APPARENT NON-HOA PROPERTY
1205215	APPARENT NON-HOA PROPERTY
1109395	APPARENT NON-HOA PROPERTY
1109401	APPARENT NON-HOA PROPERTY
1109400	APPARENT NON-HOA PROPERTY
1109399	APPARENT NON-HOA PROPERTY
1109398	APPARENT NON-HOA PROPERTY
1524331	APPARENT NON-HOA PROPERTY
1788973	APPARENT NON-HOA PROPERTY
1150251	APPARENT NON-HOA PROPERTY
1789057	APPARENT NON-HOA PROPERTY
1789053	APPARENT NON-HOA PROPERTY
1150263	APPARENT NON-HOA PROPERTY
1789063	APPARENT NON-HOA PROPERTY
1150262	APPARENT NON-HOA PROPERTY
1789062	APPARENT NON-HOA PROPERTY
1150261	APPARENT NON-HOA PROPERTY
1789059	APPARENT NON-HOA PROPERTY
1789056	APPARENT NON-HOA PROPERTY
1789052	APPARENT NON-HOA PROPERTY
1150239	APPARENT NON-HOA PROPERTY
1150240	APPARENT NON-HOA PROPERTY
1150241	APPARENT NON-HOA PROPERTY
1150242	APPARENT NON-HOA PROPERTY
1150259	APPARENT NON-HOA PROPERTY
1150243	APPARENT NON-HOA PROPERTY
1150258	APPARENT NON-HOA PROPERTY
1150266	APPARENT NON-HOA PROPERTY
1150245	APPARENT NON-HOA PROPERTY
1150267	APPARENT NON-HOA PROPERTY
1150246	APPARENT NON-HOA PROPERTY
1150255	APPARENT NON-HOA PROPERTY
1150268	APPARENT NON-HOA PROPERTY
1150247	APPARENT NON-HOA PROPERTY
1150254	APPARENT NON-HOA PROPERTY
1150248	APPARENT NON-HOA PROPERTY
1150270	APPARENT NON-HOA PROPERTY
1150252	APPARENT NON-HOA PROPERTY
1827342	APPARENT NON-HOA PROPERTY
1824153	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1973788	APPARENT NON-HOA PROPERTY
1758470	APPARENT NON-HOA PROPERTY
2004786	APPARENT NON-HOA PROPERTY
1892801	APPARENT NON-HOA PROPERTY
1612332	APPARENT NON-HOA PROPERTY
1800782	APPARENT NON-HOA PROPERTY
2090786	APPARENT NON-HOA PROPERTY
2124157	APPARENT NON-HOA PROPERTY
2140672	APPARENT NON-HOA PROPERTY
1751858	APPARENT NON-HOA PROPERTY
671899	APPARENT NON-HOA PROPERTY
2445051	APPARENT NON-HOA PROPERTY
1935427	APPARENT NON-HOA PROPERTY
2140595	APPARENT NON-HOA PROPERTY
2445071	APPARENT NON-HOA PROPERTY
2445065	APPARENT NON-HOA PROPERTY
2445069	APPARENT NON-HOA PROPERTY
2445066	APPARENT NON-HOA PROPERTY
2004773	APPARENT NON-HOA PROPERTY
1742598	APPARENT NON-HOA PROPERTY
2481508	APPARENT NON-HOA PROPERTY
1858359	APPARENT NON-HOA PROPERTY
1824783	APPARENT NON-HOA PROPERTY
1865322	APPARENT NON-HOA PROPERTY
2282000	APPARENT NON-HOA PROPERTY
1917315	APPARENT NON-HOA PROPERTY
1824785	APPARENT NON-HOA PROPERTY
1719041	APPARENT NON-HOA PROPERTY
1905916	APPARENT NON-HOA PROPERTY
2002769	APPARENT NON-HOA PROPERTY
1917311	APPARENT NON-HOA PROPERTY
1867624	APPARENT NON-HOA PROPERTY
2332349	APPARENT NON-HOA PROPERTY
1977324	APPARENT NON-HOA PROPERTY
2618279	APPARENT NON-HOA PROPERTY
2118405	APPARENT NON-HOA PROPERTY
1748345	APPARENT NON-HOA PROPERTY
2415538	APPARENT NON-HOA PROPERTY
1952568	APPARENT NON-HOA PROPERTY
1970982	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
1620801	APPARENT NON-HOA PROPERTY
1845136	APPARENT NON-HOA PROPERTY
1754071	APPARENT NON-HOA PROPERTY
1488712	APPARENT NON-HOA PROPERTY
1467289	APPARENT NON-HOA PROPERTY
1643587	APPARENT NON-HOA PROPERTY
1494810	APPARENT NON-HOA PROPERTY
1194113	APPARENT NON-HOA PROPERTY
1431890	APPARENT NON-HOA PROPERTY
1607280	APPARENT NON-HOA PROPERTY
1557996	APPARENT NON-HOA PROPERTY
1757635	APPARENT NON-HOA PROPERTY
1506553	APPARENT NON-HOA PROPERTY
1538697	APPARENT NON-HOA PROPERTY
1527761	APPARENT NON-HOA PROPERTY
1740839	APPARENT NON-HOA PROPERTY
1757638	APPARENT NON-HOA PROPERTY
1844867	APPARENT NON-HOA PROPERTY
1517986	APPARENT NON-HOA PROPERTY
1817982	APPARENT NON-HOA PROPERTY
1660493	APPARENT NON-HOA PROPERTY
1751915	APPARENT NON-HOA PROPERTY
1670268	APPARENT NON-HOA PROPERTY
1742701	APPARENT NON-HOA PROPERTY
1742697	APPARENT NON-HOA PROPERTY
1839120	APPARENT NON-HOA PROPERTY
1772978	APPARENT NON-HOA PROPERTY
1850053	APPARENT NON-HOA PROPERTY
1632363	APPARENT NON-HOA PROPERTY
1844897	APPARENT NON-HOA PROPERTY
1527757	APPARENT NON-HOA PROPERTY
1696576	APPARENT NON-HOA PROPERTY
1634626	APPARENT NON-HOA PROPERTY
1800883	APPARENT NON-HOA PROPERTY
1697310	APPARENT NON-HOA PROPERTY
1446326	APPARENT NON-HOA PROPERTY
1510212	APPARENT NON-HOA PROPERTY
1962937	APPARENT NON-HOA PROPERTY
1996977	APPARENT NON-HOA PROPERTY
2450081	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
2482795	APPARENT NON-HOA PROPERTY
2611243	APPARENT NON-HOA PROPERTY
2562755	APPARENT NON-HOA PROPERTY
1611569	APPARENT NON-HOA PROPERTY
2531504	APPARENT NON-HOA PROPERTY
1968289	APPARENT NON-HOA PROPERTY
2652826	APPARENT NON-HOA PROPERTY
1815641	APPARENT NON-HOA PROPERTY
2493700	APPARENT NON-HOA PROPERTY
2071745	APPARENT NON-HOA PROPERTY
2587275	APPARENT NON-HOA PROPERTY
1899508	APPARENT NON-HOA PROPERTY
2071741	APPARENT NON-HOA PROPERTY
2464882	APPARENT NON-HOA PROPERTY
2054431	APPARENT NON-HOA PROPERTY
1555840	APPARENT NON-HOA PROPERTY
1651610	APPARENT NON-HOA PROPERTY
2371116	APPARENT NON-HOA PROPERTY
610562	APPARENT NON-HOA PROPERTY
1676273	APPARENT NON-HOA PROPERTY
2667960	APPARENT NON-HOA PROPERTY
1501465	APPARENT NON-HOA PROPERTY
1992340	APPARENT NON-HOA PROPERTY
1676138	APPARENT NON-HOA PROPERTY
485396	APPARENT NON-HOA PROPERTY
6735500	APPARENT NON-HOA PROPERTY
1676449	APPARENT NON-HOA PROPERTY
1676510	APPARENT NON-HOA PROPERTY
1676530	APPARENT NON-HOA PROPERTY
2377920	APPARENT NON-HOA PROPERTY
2171446	APPARENT NON-HOA PROPERTY
788349	APPARENT NON-HOA PROPERTY
840448	APPARENT NON-HOA PROPERTY
535501	APPARENT NON-HOA PROPERTY
608150	APPARENT NON-HOA PROPERTY
822504	APPARENT NON-HOA PROPERTY
517463	APPARENT NON-HOA PROPERTY
872061	APPARENT NON-HOA PROPERTY
517482	APPARENT NON-HOA PROPERTY
823688	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
612715	APPARENT NON-HOA PROPERTY
506873	APPARENT NON-HOA PROPERTY
457905	APPARENT NON-HOA PROPERTY
535311	APPARENT NON-HOA PROPERTY
532783	APPARENT NON-HOA PROPERTY
478512	APPARENT NON-HOA PROPERTY
507824	APPARENT NON-HOA PROPERTY
487219	APPARENT NON-HOA PROPERTY
535620	APPARENT NON-HOA PROPERTY
522101	APPARENT NON-HOA PROPERTY
805409	APPARENT NON-HOA PROPERTY
605955	APPARENT NON-HOA PROPERTY
521436	APPARENT NON-HOA PROPERTY
451192	APPARENT NON-HOA PROPERTY
817684	APPARENT NON-HOA PROPERTY
487212	APPARENT NON-HOA PROPERTY
573266	APPARENT NON-HOA PROPERTY
469258	APPARENT NON-HOA PROPERTY
474124	APPARENT NON-HOA PROPERTY
805414	APPARENT NON-HOA PROPERTY
532763	APPARENT NON-HOA PROPERTY
448983	APPARENT NON-HOA PROPERTY
516169	APPARENT NON-HOA PROPERTY
609429	APPARENT NON-HOA PROPERTY
604016	APPARENT NON-HOA PROPERTY
535558	APPARENT NON-HOA PROPERTY
486724	APPARENT NON-HOA PROPERTY
816694	APPARENT NON-HOA PROPERTY
520358	APPARENT NON-HOA PROPERTY
604332	APPARENT NON-HOA PROPERTY
537704	APPARENT NON-HOA PROPERTY
815817	APPARENT NON-HOA PROPERTY
509782	APPARENT NON-HOA PROPERTY
516175	APPARENT NON-HOA PROPERTY
807581	APPARENT NON-HOA PROPERTY
535514	APPARENT NON-HOA PROPERTY
535583	APPARENT NON-HOA PROPERTY
448966	APPARENT NON-HOA PROPERTY
522091	APPARENT NON-HOA PROPERTY
805407	APPARENT NON-HOA PROPERTY

Property ID	HOA Status
817674	APPARENT NON-HOA PROPERTY
605942	APPARENT NON-HOA PROPERTY
488850	APPARENT NON-HOA PROPERTY
7247436	APPARENT NON-HOA PROPERTY
1757327	APPARENT NON-HOA PROPERTY
6074866	APPARENT NON-HOA PROPERTY
4490605	APPARENT NON-HOA PROPERTY
7255413	APPARENT NON-HOA PROPERTY
2477523	APPARENT NON-HOA PROPERTY
2496969	APPARENT NON-HOA PROPERTY
1122870	APPARENT NON-HOA PROPERTY
1754257	APPARENT NON-HOA PROPERTY
1935569	APPARENT NON-HOA PROPERTY
1853608	APPARENT NON-HOA PROPERTY
1952134	APPARENT NON-HOA PROPERTY
2005069	APPARENT NON-HOA PROPERTY
1853609	APPARENT NON-HOA PROPERTY
1866724	APPARENT NON-HOA PROPERTY
1938026	APPARENT NON-HOA PROPERTY
2310444	APPARENT NON-HOA PROPERTY
2469203	APPARENT NON-HOA PROPERTY
1952172	APPARENT NON-HOA PROPERTY
2477519	APPARENT NON-HOA PROPERTY
2590724	APPARENT NON-HOA PROPERTY
1760400	APPARENT NON-HOA PROPERTY
2496954	APPARENT NON-HOA PROPERTY
6484579	APPARENT NON-HOA PROPERTY
6484580	APPARENT NON-HOA PROPERTY
2398405	APPARENT NON-HOA PROPERTY